Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total		Share capital	Share premium	Translation reserve	Hedging reserve	Treasury shares	Retained earnings
Beginning balance at Dec. 31, 2015	$ 1,905,749		$ 173,046	$ 1,215,227	$ (50)	$ 0	$ (12,283)	$ 529,809
Profit (loss) for the period	204,049	[1],[2],[3]						204,049
Total other comprehensive income	748	[2]			170	0		578
Total comprehensive income/(expense) for the period	204,797	[2]			170			204,627
Transactions with owners of the company
Dividends to equity holders	(216,838)							(216,838)
Treasury shares acquired (Note 13)	(6,889)						(6,889)
Treasury shares sold (Note 13)	731						3,070	(2,339)
Equity-settled share-based payment (Note 22)	406							406
Total transactions with owners	(222,590)						(3,819)	(218,771)
Ending balance at Dec. 31, 2016	1,887,956		173,046	1,215,227	120	0	(16,102)	515,665
Profit (loss) for the period	1,383	[1],[2],[3]						1,383
Total other comprehensive income	995	[2]			448	0		547
Total comprehensive income/(expense) for the period	2,378	[2]			448			1,930
Transactions with owners of the company
Dividends to equity holders	(44,286)							(44,286)
Equity-settled share-based payment (Note 22)	313							313
Total transactions with owners	(43,973)							(43,973)
Ending balance (Previously stated) at Dec. 31, 2017	1,846,361		173,046	1,215,227	568	0	(16,102)	473,622
Ending balance at Dec. 31, 2017	1,846,361	[4]	173,046	1,215,227	568	0	(16,102)	473,622
Profit (loss) for the period | Adjustment on initial application of IFRS 15 (net of tax) (Note 1)	(10,024)
Profit (loss) for the period	(110,070)							(110,070)
Total other comprehensive income	(3,194)				(157)	(2,698)		(339)
Total comprehensive income/(expense) for the period | Adjustment on initial application of IFRS 15 (net of tax) (Note 1)	(10,024)
Total comprehensive income/(expense) for the period	(113,264)				(157)	(2,698)		(110,409)
Transactions with owners of the company
Issue of ordinary shares related to business combinations (Note 13)	553,424		66,102	487,322
Dividends to equity holders	(22,629)							(22,629)
Treasury shares acquired (Note 13)	(3,955)						(3,955)
Treasury shares sold (Note 13)	2,294						5,406	(3,112)
Equity-settled share-based payment (Note 22)	37							37
Total transactions with owners	529,171		66,102	487,322			1,451	(25,704)
Ending balance (Adjustment on initial application of IFRS 15 (net of tax) (Note 1)) at Dec. 31, 2018	(11,753)
Ending balance at Dec. 31, 2018	$ 2,260,523		$ 239,148	$ 1,702,549	$ 411	$ (2,698)	$ (14,651)	$ 335,764

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.
[2]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.
[3]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.
[4]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.